Investment (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)
Investment (Details) [Line Items]
Investment amount | $	$ 35,000,000
Ownership interest, percentage		25.00%
Investment gain | $	$ 290
Business Combination [Member]
Investment (Details) [Line Items]
Equity interest			12.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment (Details) [Line Items]
Investment amount | ¥			¥ 6
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment (Details) [Line Items]
Investment amount | ¥		¥ 40